Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

23. Subsequent events

Subsequent to December 31, 2023, the Company entered into a new derivative financial instrument arrangement to further manage its interest rate risk related to its current credit facilities. The notional amount is $110,047 and the interest rate swap matures on December 31, 2027.